Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 16 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration. As of December 31, 2024 and December 31, 2025, the Company’s operating leases had a weighted average remaining lease term of approximately 1.66 years and 0.74 years, respectively. As of December 31, 2024 and 2025, the weighted average discount rate for operating leases was approximately 7% and 7%, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2023, 2024 and 2025 were RMB 1,759,856, RMB 1,614,519 and RMB 1,752,580, respectively.

Operating lease expenses are allocated between the cost of revenue and selling, research and development, general, and administrative expenses. Operating lease cost for the years ended December 31, 2023, 2024 and 2025 were RMB 2,306,237, RMB 1,637,384 and RMB 1,696,991, respectively.

The five-year maturity of the Company’s operating lease obligations is presented below:

	Operating Lease Amount	Operating Lease Amount
Twelve Months Ending December 31,	RMB	USD
2026	1,180,653	167,974
Total lease payments	1,180,653	167,974
Less: Interest	(35,218)	(5,011)
Present value of lease liabilities	1,145,435	162,963

Future amortization of the Company’s ROU assets is presented below:

	Right-of-use assets Amount	Right-of-use assets Amount
Twelve months ending December 31,	RMB	USD
2026	1,186,167	168,758
Total	1,186,167	168,758

All remaining lease payments are due within one year as of December 31, 2025.